Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Property, Plant and Equipment (Details)	12 Months Ended
Dec. 31, 2022
Minimum | Corporate
Property, Plant and Equipment
Useful life	3 years
Minimum | Utilities
Property, Plant and Equipment
Useful life	4 years
Minimum | Midstream
Property, Plant and Equipment
Useful life	1 year
Maximum | Corporate
Property, Plant and Equipment
Useful life	46 years
Maximum | Utilities
Property, Plant and Equipment
Useful life	69 years
Maximum | Midstream
Property, Plant and Equipment
Useful life	43 years